UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


       Report for the Calendar Year or Quarter Ended: September 30, 2011


Check here if Amendment:          |_|; Amendment Number: ____

This Amendment (Check only one):  |_|  is a restatement
                                  |_|  adds new holding entries.


Institutional Manager Filing this Report:

Name:    Abrams Bison Investments, L.L.C.

Address: 4800 Hampden Lane, Suite 1050
         Bethesda, MD 20814


13F File Number: 028-11161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gavin M. Abrams
Title:  Managing Member
Phone:  (301) 664-8900


Signature, Place and Date of Signing:


   /s/ Gavin M. Abrams          Bethesda, Maryland          November 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type: (Check only one):


[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1
Form 13F Information Table Entry Total:    12
Form 13F Information Table Value Total:   $686,877
                                         (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.    Form 13F File Number        Name

1.     028-11159                   Abrams Bison Partners, L.P.


                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2011

COLUMN 1                      COLUMN 2  COLUMN 3    COLUMN 4       COLUMN 5           COLUMN 6     COLUMN 7        COLUMN 8
--------------                --------  ---------   --------  -------------------  --------------  -------- -----------------------
                               TITLE                 VALUE     SHRS OR  SH/  PUT/    INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS    CUSIP     (X$1000)   PRN AMT  PRN  CALL    DISCRETION    MANAGERS   SOLE     SHARED  NONE
--------------                --------  ---------   --------  --------  ---  ----  --------------  -------- ---------  ------  ----
AON CORP                        COM     037389103   110,827   2,640,000  SH        SOLE             NONE     2,640,000
BANK OF NEW YORK MELLON CORP    COM     064058100   125,668   6,760,000  SH        SOLE             NONE     6,760,000
DELL INC                        COM     24702R101    66,458   4,700,000  SH        SOLE             NONE     4,700,000
FOSTER WHEELER AG               COM     H27178104    34,068   1,915,000  SH        SOLE             NONE     1,915,000
GENERAL DYNAMICS CORP           COM     369550108   128,287   2,255,000  SH        SOLE             NONE     2,255,000
GENERAL DYNAMICS CORP           COM     369550108    34,134     600,000      CALL  SOLE             NONE       600,000
HEIDRICK & STRUGGLES INTL IN    COM     422819102    14,440     877,800  SH        SOLE             NONE       877,800
INTERVAL LEISURE GROUP INC      COM     46113M108     8,628     647,767  SH        SOLE             NONE       647,767
NEWS CORP                       CL A    65248E104    44,582   2,880,000  SH        SOLE             NONE     2,880,000
PFIZER INC                      COM     717081103    21,128   1,195,000  SH        SOLE             NONE     1,195,000
PIONEER NAT RES CO              COM     723787107    44,066     670,000  SH        SOLE             NONE       670,000
RENAISSANCERE HOLDINGS LTD      COM     G7496G103    54,591     855,657  SH        SOLE             NONE       855,657





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